LVIP JPMorgan Small Cap Core Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.45%
Aerospace & Defense–0.35%
†V2X, Inc.	10,761	$555,913
		555,913
Air Freight & Logistics–0.61%
Forward Air Corp.	1,489	102,354
†Hub Group, Inc. Class A	9,507	746,680
†Radiant Logistics, Inc.	22,983	129,854
		978,888
Automobile Components–1.14%
†Adient PLC	16,401	601,917
†American Axle & Manufacturing Holdings, Inc.	71,928	522,197
Lear Corp.	1,206	161,845
†Visteon Corp.	2,105	290,637
†XPEL, Inc.	3,034	233,952
		1,810,548
Banks–8.08%
Ameris Bancorp	10,344	397,106
†Axos Financial, Inc.	6,070	229,810
Banc of California, Inc.	8,985	111,234
†Bancorp, Inc.	5,704	196,788
Bank of NT Butterfield & Son Ltd.	17,668	478,449
Banner Corp.	6,334	268,435
Business First Bancshares, Inc.	2,094	39,283
Byline Bancorp, Inc.	13,346	263,050
Capital City Bank Group, Inc.	6,232	185,901
Central Pacific Financial Corp.	3,553	59,264
†Coastal Financial Corp.	2,318	99,465
Columbia Banking System, Inc.	3,919	79,556
ConnectOne Bancorp, Inc.	38,282	682,568
†Customers Bancorp, Inc.	25,835	890,016
CVB Financial Corp.	20,019	331,715
Dime Community Bancshares, Inc.	2,511	50,120
Eastern Bankshares, Inc.	25,973	325,701
Enterprise Financial Services Corp.	9,065	339,937
Financial Institutions, Inc.	930	15,652
First BanCorp	70,196	944,838
First Bancshares, Inc.	2,159	58,228
First Citizens BancShares, Inc. Class A	309	426,451
First Commonwealth Financial Corp.	6,209	75,812
First Financial Corp.	2,323	78,541
First Merchants Corp.	9,558	265,904
First Mid Bancshares, Inc.	3,008	79,892
FNB Corp.	4,985	53,788
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Heritage Commerce Corp.	13,554	$114,802
HomeTrust Bancshares, Inc.	2,814	60,979
Mercantile Bank Corp.	846	26,150
Mid Penn Bancorp, Inc.	890	17,916
MidWestOne Financial Group, Inc.	1,402	28,503
MVB Financial Corp.	401	9,055
OceanFirst Financial Corp.	48,657	704,067
OFG Bancorp	21,024	627,777
Old National Bancorp	28,515	414,608
Old Second Bancorp, Inc.	16,793	228,553
Pathward Financial, Inc.	10,316	475,464
Peapack-Gladstone Financial Corp.	3,827	98,163
Peoples Bancorp, Inc.	1,424	36,141
Pinnacle Financial Partners, Inc.	2,961	198,505
Popular, Inc.	12,378	779,938
Premier Financial Corp.	2,003	34,171
QCR Holdings, Inc.	5,826	282,678
South Plains Financial, Inc.	494	13,061
Southside Bancshares, Inc.	2,105	60,414
SouthState Corp.	5,223	351,821
Towne Bank	1,312	30,084
TriCo Bancshares	6,409	205,280
Univest Financial Corp.	1,606	27,912
Veritex Holdings, Inc.	11,049	198,330
Washington Federal, Inc.	8,806	225,610
Wintrust Financial Corp.	8,076	609,738
		12,887,224
Beverages–0.41%
Coca-Cola Consolidated, Inc.	386	245,620
Primo Water Corp.	29,333	404,795
		650,415
Biotechnology–7.41%
†2seventy bio, Inc.	20,645	80,928
†ACADIA Pharmaceuticals, Inc.	20,982	437,265
†ACELYRIN, Inc.	36,180	367,951
†Alector, Inc.	27,523	178,349
†Alkermes PLC	8,492	237,861
†Allogene Therapeutics, Inc.	34,772	110,227
†Amicus Therapeutics, Inc.	63,115	767,478
†Arrowhead Pharmaceuticals, Inc.	6,639	178,390
†Atara Biotherapeutics, Inc.	98,873	146,332
†Beam Therapeutics, Inc.	3,951	95,022
†Biohaven Ltd.	795	20,678
†Bluebird Bio, Inc.	757	2,301
†Blueprint Medicines Corp.	3,533	177,427
†Bridgebio Pharma, Inc.	3,707	97,754
†Catalyst Pharmaceuticals, Inc.	15,929	186,210
LVIP JPMorgan Small Cap Core Fund–1

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Dyne Therapeutics, Inc.	21,619	$193,706
†Enanta Pharmaceuticals, Inc.	7,425	82,937
†Fate Therapeutics, Inc.	60,737	128,763
†Immunovant, Inc.	24,843	953,723
†Inhibrx, Inc.	22,088	405,315
†Insmed, Inc.	7,989	201,722
†Intellia Therapeutics, Inc.	6,726	212,676
†Kura Oncology, Inc.	27,572	251,457
†Kymera Therapeutics, Inc.	10,441	145,130
†Madrigal Pharmaceuticals, Inc.	2,520	368,021
†MeiraGTx Holdings plc	25,054	123,015
†Natera, Inc.	3,695	163,504
†Ovid therapeutics, Inc.	114,339	439,062
†PMV Pharmaceuticals, Inc.	20,852	128,031
†Point Biopharma Global, Inc.	39,891	266,073
†Protagonist Therapeutics, Inc.	10,940	182,479
†Prothena Corp. PLC	7,636	368,437
†PTC Therapeutics, Inc.	6,191	138,740
†Recursion Pharmaceuticals, Inc. Class A	19,187	146,781
†Relay Therapeutics, Inc.	24,364	204,901
†Replimune Group, Inc.	16,967	290,305
†REVOLUTION Medicines, Inc.	23,119	639,934
†Sage Therapeutics, Inc.	7,798	160,483
†SpringWorks Therapeutics, Inc.	15,424	356,603
†Sutro Biopharma, Inc.	1,800	6,246
†Syndax Pharmaceuticals, Inc.	19,887	288,759
†Travere Therapeutics, Inc.	24,016	214,703
†Twist Bioscience Corp.	7,578	153,530
†Tyra Biosciences, Inc.	28,374	390,710
†Vericel Corp.	5,359	179,634
†Viking Therapeutics, Inc.	31,781	351,816
†Xencor, Inc.	29,408	592,571
†Y-mAbs Therapeutics, Inc.	509	2,774
		11,816,714
Building Products–1.03%
Apogee Enterprises, Inc.	3,139	147,784
†Gibraltar Industries, Inc.	3,172	214,142
†JELD-WEN Holding, Inc.	5,905	78,891
†Resideo Technologies, Inc.	7,668	121,154
UFP Industries, Inc.	10,591	1,084,519
		1,646,490
Capital Markets–2.19%
†AssetMark Financial Holdings, Inc.	6,899	173,027
†Avantax, Inc.	8,164	208,835
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Donnelley Financial Solutions, Inc.	16,657	$937,456
Federated Hermes, Inc.	7,097	240,375
†Open Lending Corp. Class A	6,574	48,122
Piper Sandler Cos.	2,243	325,930
PJT Partners, Inc. Class A	3,720	295,517
Stifel Financial Corp.	1,092	67,092
†StoneX Group, Inc.	2,440	236,485
Victory Capital Holdings, Inc. Class A	21,378	712,743
Virtus Investment Partners, Inc.	1,205	243,398
		3,488,980
Chemicals–1.71%
AdvanSix, Inc.	4,626	143,776
Avient Corp.	7,615	268,962
Cabot Corp.	7,223	500,337
†Ecovyst, Inc.	4,386	43,158
HB Fuller Co.	5,044	346,069
†Ingevity Corp.	4,935	234,955
†Livent Corp.	4,817	88,681
Minerals Technologies, Inc.	1,826	99,992
Orion SA	36,213	770,613
Tronox Holdings PLC Class A	16,808	225,899
		2,722,442
Commercial Services & Supplies–2.11%
ABM Industries, Inc.	26,555	1,062,466
Brink's Co.	5,042	366,251
†Heritage-Crystal Clean, Inc.	8,724	395,633
MillerKnoll, Inc.	31,767	776,703
Tetra Tech, Inc.	5,040	766,231
		3,367,284
Communications Equipment–0.58%
†Aviat Networks, Inc.	6,566	204,859
†Calix, Inc.	11,759	539,032
†Extreme Networks, Inc.	7,460	180,607
		924,498
Construction & Engineering–3.44%
†API Group Corp.	31,973	829,060
Argan, Inc.	9,970	453,834
Comfort Systems USA, Inc.	7,373	1,256,433
†IES Holdings, Inc.	2,665	175,544
†MasTec, Inc.	6,863	493,930
†MYR Group, Inc.	8,821	1,188,718
Primoris Services Corp.	10,906	356,953
†Sterling Infrastructure, Inc.	9,975	732,963
		5,487,435
LVIP JPMorgan Small Cap Core Fund–2

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.04%
†Summit Materials, Inc. Class A	2,138	$66,577
		66,577
Consumer Finance–1.08%
†Enova International, Inc.	16,497	839,203
FirstCash Holdings, Inc.	4,772	479,013
†PROG Holdings, Inc.	12,023	399,284
		1,717,500
Consumer Staples Distribution & Retail–1.10%
Andersons, Inc.	6,444	331,930
†BJ's Wholesale Club Holdings, Inc.	11,794	841,738
SpartanNash Co.	7,961	175,142
†United Natural Foods, Inc.	28,341	400,742
		1,749,552
Containers & Packaging–0.24%
Greif, Inc. Class A	1,975	131,950
†O-I Glass, Inc.	14,609	244,408
		376,358
Diversified Consumer Services–0.22%
†Duolingo, Inc.	2,077	344,512
		344,512
Diversified REITs–0.26%
Armada Hoffler Properties, Inc.	3,563	36,485
Broadstone Net Lease, Inc.	11,347	162,262
Essential Properties Realty Trust, Inc.	9,919	214,548
		413,295
Diversified Telecommunication Services–0.61%
†EchoStar Corp. Class A	9,536	159,728
Iridium Communications, Inc.	3,204	145,750
†Liberty Latin America Ltd. Class C	47,772	389,820
†Ooma, Inc.	20,831	271,011
		966,309
Electric Utilities–0.81%
IDACORP, Inc.	3,585	335,735
MGE Energy, Inc.	6,441	441,273
Portland General Electric Co.	12,714	514,663
		1,291,671
Electrical Equipment–1.70%
Allient, Inc.	7,414	229,241
†Atkore, Inc.	9,124	1,361,210
†Bloom Energy Corp. Class A	7,015	93,019
Encore Wire Corp.	4,514	823,624
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†NEXTracker, Inc. Class A	5,078	$203,932
		2,711,026
Electronic Equipment, Instruments & Components–1.68%
Belden, Inc.	5,020	484,681
Benchmark Electronics, Inc.	11,222	272,246
†Fabrinet	5,118	852,761
†Insight Enterprises, Inc.	323	46,996
†OSI Systems, Inc.	7,440	878,218
†ScanSource, Inc.	4,920	149,125
		2,684,027
Energy Equipment & Services–2.54%
ChampionX Corp.	18,102	644,793
Helmerich & Payne, Inc.	1,738	73,274
Liberty Energy, Inc. Class A	38,073	705,112
Noble Corp. PLC	12,295	622,742
†Oceaneering International, Inc.	13,789	354,653
†Oil States International, Inc.	19,935	166,856
Patterson-UTI Energy, Inc.	49,059	678,977
Select Water Solutions, Inc. Class A	15,170	120,601
†Valaris Ltd.	2,212	165,856
†Weatherford International PLC	5,737	518,223
		4,051,087
Entertainment–0.12%
†Lions Gate Entertainment Corp. Class A	21,657	183,651
		183,651
Financial Services–3.57%
Essent Group Ltd.	14,815	700,601
EVERTEC, Inc.	14,936	555,320
†Flywire Corp.	18,833	600,584
†International Money Express, Inc.	25,531	432,240
Jackson Financial, Inc. Class A	13,820	528,200
Merchants Bancorp	13,500	374,220
†Mr Cooper Group, Inc.	17,908	959,153
†NMI Holdings, Inc. Class A	11,335	307,065
PennyMac Financial Services, Inc.	2,800	186,480
Radian Group, Inc.	22,141	555,961
†Remitly Global, Inc.	6,162	155,406
†Repay Holdings Corp.	45,301	343,835
		5,699,065
Food Products–0.92%
†Darling Ingredients, Inc.	4,578	238,971
†Hostess Brands, Inc.	22,638	754,072
John B Sanfilippo & Son, Inc.	3,881	383,443
LVIP JPMorgan Small Cap Core Fund–3

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Vital Farms, Inc.	7,920	$91,714
		1,468,200
Gas Utilities–0.68%
Chesapeake Utilities Corp.	2,910	284,452
New Jersey Resources Corp.	6,376	259,057
Northwest Natural Holding Co.	4,866	185,687
ONE Gas, Inc.	5,143	351,164
		1,080,360
Ground Transportation–0.56%
ArcBest Corp.	8,779	892,385
		892,385
Health Care Equipment & Supplies–2.96%
†Alphatec Holdings, Inc.	16,856	218,623
†AngioDynamics, Inc.	25,829	188,810
†AtriCure, Inc.	16,925	741,315
†Axonics, Inc.	3,001	168,416
†Inari Medical, Inc.	4,743	310,192
†Inmode Ltd.	8,944	272,434
†Inspire Medical Systems, Inc.	2,032	403,230
†Lantheus Holdings, Inc.	12,548	871,835
†Merit Medical Systems, Inc.	7,365	508,332
†Omnicell, Inc.	3,805	171,377
†Outset Medical, Inc.	17,115	186,211
†Shockwave Medical, Inc.	1,764	351,213
†SI-BONE, Inc.	10,374	220,344
†Treace Medical Concepts, Inc.	8,753	114,752
		4,727,084
Health Care Providers & Services–2.49%
†AMN Healthcare Services, Inc.	2,571	218,998
†Cross Country Healthcare, Inc.	10,026	248,545
†Fulgent Genetics, Inc.	5,441	145,492
†HealthEquity, Inc.	11,725	856,511
National HealthCare Corp.	7,391	472,876
†OPKO Health, Inc.	83,047	132,875
†Option Care Health, Inc.	21,644	700,183
†Progyny, Inc.	24,559	835,497
†Surgery Partners, Inc.	4,114	120,335
†Tenet Healthcare Corp.	3,703	243,991
		3,975,303
Health Care REITs–0.56%
CareTrust REIT, Inc.	6,436	131,938
Community Healthcare Trust, Inc.	3,306	98,188
Global Medical REIT, Inc.	3,287	29,484
Physicians Realty Trust	33,240	405,196
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Sabra Health Care REIT, Inc.	16,223	$226,149
		890,955
Health Care Technology–0.62%
†Health Catalyst, Inc.	62,104	628,493
†OptimizeRx Corp.	8,331	64,815
†Veradigm, Inc.	22,964	301,747
		995,055
Hotel & Resort REITs–1.04%
Apple Hospitality REIT, Inc.	38,050	583,687
DiamondRock Hospitality Co.	14,451	116,042
RLJ Lodging Trust	33,179	324,822
Ryman Hospitality Properties, Inc.	7,616	634,260
		1,658,811
Hotels, Restaurants & Leisure–2.80%
Bloomin' Brands, Inc.	17,474	429,686
Bluegreen Vacations Holding Corp.	16,715	613,106
Boyd Gaming Corp.	8,444	513,648
†Cava Group, Inc.	14,599	447,167
Dine Brands Global, Inc.	2,876	142,218
†Everi Holdings, Inc.	19,889	262,933
†Hilton Grand Vacations, Inc.	8,631	351,282
†Kura Sushi USA, Inc. Class A	1,923	127,149
Marriott Vacations Worldwide Corp.	3,936	396,080
†SeaWorld Entertainment, Inc.	18,381	850,121
Wingstop, Inc.	1,831	329,287
		4,462,677
Household Durables–2.48%
†Landsea Homes Corp.	28,855	259,406
†LGI Homes, Inc.	2,436	242,358
Meritage Homes Corp.	5,157	631,165
†Skyline Champion Corp.	2,675	170,451
†Sonos, Inc.	80,576	1,040,236
†Taylor Morrison Home Corp.	28,349	1,207,951
†Tri Pointe Homes, Inc.	14,631	400,158
		3,951,725
Household Products–0.47%
†Central Garden & Pet Co. Class A	18,889	757,260
		757,260
Independent Power and Renewable Electricity Producers–0.30%
Clearway Energy, Inc. Class A	19,209	401,463
†Sunnova Energy International, Inc.	7,294	76,368
		477,831
LVIP JPMorgan Small Cap Core Fund–4

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.84%
First Industrial Realty Trust, Inc.	2,761	$131,396
Innovative Industrial Properties, Inc.	1,634	123,628
LXP Industrial Trust	17,684	157,388
Plymouth Industrial REIT, Inc.	14,237	298,265
STAG Industrial, Inc.	11,090	382,716
Terreno Realty Corp.	4,192	238,106
		1,331,499
Insurance–0.98%
†American Equity Investment Life Holding Co.	5,303	284,453
†BRP Group, Inc. Class A	5,611	130,344
James River Group Holdings Ltd.	5,914	90,780
Kinsale Capital Group, Inc.	195	80,755
†Palomar Holdings, Inc.	6,231	316,223
RLI Corp.	4,027	547,229
†Skyward Specialty Insurance Group, Inc.	4,276	116,991
		1,566,775
Interactive Media & Services–0.70%
†Cars.com, Inc.	8,072	136,094
†QuinStreet, Inc.	12,854	115,300
Shutterstock, Inc.	7,752	294,964
†Yelp, Inc.	13,650	567,703
		1,114,061
IT Services–0.74%
Information Services Group, Inc.	88,091	385,839
†Perficient, Inc.	3,657	211,594
†Squarespace, Inc. Class A	9,621	278,720
†Unisys Corp.	86,734	299,232
		1,175,385
Leisure Products–0.37%
Acushnet Holdings Corp.	11,042	585,668
		585,668
Life Sciences Tools & Services–0.60%
†Adaptive Biotechnologies Corp.	2,555	13,925
†Medpace Holdings, Inc.	3,383	819,126
†Quanterix Corp.	4,798	130,217
		963,268
Machinery–1.21%
Albany International Corp. Class A	763	65,832
Luxfer Holdings PLC	3,785	49,394
Mueller Industries, Inc.	10,403	781,889
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Terex Corp.	1,606	$92,538
Watts Water Technologies, Inc. Class A	5,441	940,314
		1,929,967
Marine Transportation–0.34%
Eagle Bulk Shipping, Inc.	1,656	69,602
Matson, Inc.	4,589	407,136
Safe Bulkers, Inc.	19,320	62,597
		539,335
Media–0.46%
Gray Television, Inc.	11,191	77,442
†Integral Ad Science Holding Corp.	10,527	125,166
John Wiley & Sons, Inc. Class A	5,619	208,858
†Magnite, Inc.	14,743	111,162
†Thryv Holdings, Inc.	11,600	217,732
		740,360
Metals & Mining–1.68%
Alpha Metallurgical Resources, Inc.	2,322	603,093
Arch Resources, Inc.	2,094	357,362
†ATI, Inc.	2,408	99,089
Commercial Metals Co.	20,026	989,485
†Constellium SE	17,036	310,055
Olympic Steel, Inc.	1,027	57,728
Ryerson Holding Corp.	3,662	106,527
Schnitzer Steel Industries, Inc. Class A	3,167	88,201
SunCoke Energy, Inc.	6,027	61,174
		2,672,714
Mortgage Real Estate Investment Trusts (REITs)–0.66%
BrightSpire Capital, Inc. Class A	9,422	58,982
Dynex Capital, Inc.	2,948	35,199
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	944	20,013
KKR Real Estate Finance Trust, Inc.	3,907	46,376
Ladder Capital Corp.	15,042	154,331
MFA Financial, Inc.	61,688	592,821
PennyMac Mortgage Investment Trust	11,742	145,601
		1,053,323
Multi-Utilities–0.33%
NorthWestern Corp.	3,565	171,334
Unitil Corp.	8,244	352,101
		523,435
LVIP JPMorgan Small Cap Core Fund–5

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs–0.49%
Brandywine Realty Trust	45,080	$204,663
Corporate Office Properties Trust	10,539	251,144
Equity Commonwealth	3,168	58,196
Piedmont Office Realty Trust, Inc. Class A	18,042	101,396
SL Green Realty Corp.	4,482	167,179
		782,578
Oil, Gas & Consumable Fuels–4.03%
California Resources Corp.	4,509	252,549
Chord Energy Corp.	2,860	463,520
Civitas Resources, Inc.	2,165	175,083
†CNX Resources Corp.	6,814	153,860
CONSOL Energy, Inc.	920	96,517
CVR Energy, Inc.	5,954	202,615
Delek U.S. Holdings, Inc.	9,999	284,071
Dorian LPG Ltd.	6,253	179,649
†Green Plains, Inc.	6,718	202,212
†Gulfport Energy Corp.	721	85,554
Magnolia Oil & Gas Corp. Class A	6,406	146,761
Matador Resources Co.	15,650	930,862
Murphy Oil Corp.	17,514	794,260
Northern Oil & Gas, Inc.	2,353	94,661
Ovintiv, Inc.	11,882	565,227
PBF Energy, Inc. Class A	6,894	369,036
Peabody Energy Corp.	2,638	68,562
†REX American Resources Corp.	2,830	115,238
SM Energy Co.	25,292	1,002,828
Teekay Tankers Ltd. Class A	6,004	249,946
		6,433,011
Paper & Forest Products–0.08%
Louisiana-Pacific Corp.	2,283	126,181
		126,181
Passenger Airlines–0.57%
†Alaska Air Group, Inc.	3,683	136,566
†Blade Air Mobility, Inc.	41,460	107,381
†Joby Aviation, Inc.	29,737	191,804
†SkyWest, Inc.	11,213	470,273
		906,024
Personal Care Products–1.91%
†BellRing Brands, Inc.	3,557	146,655
Edgewell Personal Care Co.	13,923	514,594
†elf Beauty, Inc.	10,156	1,115,434
†Herbalife Ltd.	29,629	414,510
Medifast, Inc.	4,785	358,157
†Oddity Tech Ltd. Class A	4,283	121,423
†USANA Health Sciences, Inc.	6,313	370,005
		3,040,778
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–1.15%
†Aclaris Therapeutics, Inc.	22,473	$153,940
†Amneal Pharmaceuticals, Inc.	36,667	154,735
†Arvinas, Inc.	8,894	174,678
†Axsome Therapeutics, Inc.	8,614	602,032
†Esperion Therapeutics, Inc.	115,494	113,184
†EyePoint Pharmaceuticals, Inc.	43,252	345,583
†Longboard Pharmaceuticals, Inc.	38,301	212,954
†NGM Biopharmaceuticals, Inc.	66,651	71,317
		1,828,423
Professional Services–2.18%
†CACI International, Inc. Class A	2,086	654,858
†CBIZ, Inc.	9,645	500,576
Heidrick & Struggles International, Inc.	6,847	171,312
KBR, Inc.	8,366	493,092
Kforce, Inc.	5,941	354,440
†TriNet Group, Inc.	9,391	1,093,864
†TrueBlue, Inc.	14,602	214,211
		3,482,353
Real Estate Management & Development–0.11%
†Forestar Group, Inc.	6,653	179,232
		179,232
Residential REITs–0.13%
UMH Properties, Inc.	8,019	112,426
Veris Residential, Inc.	5,397	89,051
		201,477
Retail REITs–1.50%
Agree Realty Corp.	17,861	986,642
Kite Realty Group Trust	17,318	370,952
Phillips Edison & Co., Inc.	13,886	465,736
Retail Opportunity Investments Corp.	19,993	247,513
RPT Realty	5,399	57,013
SITE Centers Corp.	21,551	265,724
		2,393,580
Semiconductors & Semiconductor Equipment–3.76%
†ACM Research, Inc. Class A	23,443	424,436
†Ambarella, Inc.	1,444	76,575
†Axcelis Technologies, Inc.	5,895	961,180
†Cirrus Logic, Inc.	1,998	147,772
†Cohu, Inc.	11,955	411,730
†MACOM Technology Solutions Holdings, Inc.	8,908	726,715
†MaxLinear, Inc.	4,416	98,256
†Onto Innovation, Inc.	2,074	264,477
LVIP JPMorgan Small Cap Core Fund–6

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†PDF Solutions, Inc.	4,238	$137,311
Power Integrations, Inc.	4,182	319,128
†Rambus, Inc.	16,341	911,664
†Semtech Corp.	18,358	472,719
†Silicon Laboratories, Inc.	1,181	136,866
†SMART Global Holdings, Inc.	16,382	398,902
†Ultra Clean Holdings, Inc.	6,635	196,860
†Veeco Instruments, Inc.	11,290	317,362
		6,001,953
Software–5.11%
Adeia, Inc.	19,711	210,514
†Asana, Inc. Class A	18,580	340,200
†AvePoint, Inc.	94,714	636,478
†BlackLine, Inc.	7,015	389,122
†Box, Inc. Class A	30,465	737,558
†Braze, Inc. Class A	7,625	356,316
†C3.ai, Inc. Class A	3,788	96,670
†CommVault Systems, Inc.	8,004	541,151
†Envestnet, Inc.	5,746	252,996
†LiveRamp Holdings, Inc.	22,658	653,457
†MicroStrategy, Inc. Class A	212	69,595
†Olo, Inc. Class A	45,024	272,845
†Q2 Holdings, Inc.	5,316	171,547
†Qualys, Inc.	4,222	644,066
†Rapid7, Inc.	11,114	508,799
†Riot Platforms, Inc.	28,009	261,324
†Sprout Social, Inc. Class A	4,431	221,018
†SPS Commerce, Inc.	3,699	631,086
†Workiva, Inc.	7,729	783,257
†Xperi, Inc.	26,693	263,193
†Zuora, Inc. Class A	12,102	99,721
		8,140,913
Specialized REITs–0.34%
National Storage Affiliates Trust	4,545	144,258
PotlatchDeltic Corp.	8,813	400,022
		544,280
Specialty Retail–2.23%
Aaron's Co., Inc.	10,768	112,741
†Abercrombie & Fitch Co. Class A	6,040	340,475
†Asbury Automotive Group, Inc.	2,121	487,979
†Boot Barn Holdings, Inc.	7,343	596,178
Group 1 Automotive, Inc.	718	192,934
Lithia Motors, Inc.	577	170,405
†ODP Corp.	9,878	455,870
Signet Jewelers Ltd.	8,937	641,766
Upbound Group, Inc.	19,043	560,816
		3,559,164
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.78%
†Avid Technology, Inc.	15,089	$405,441
†Super Micro Computer, Inc.	3,084	845,695
		1,251,136
Textiles, Apparel & Luxury Goods–0.73%
†Crocs, Inc.	10,128	893,594
Steven Madden Ltd.	8,426	267,694
		1,161,288
Trading Companies & Distributors–4.22%
†Beacon Roofing Supply, Inc.	16,258	1,254,630
†BlueLinx Holdings, Inc.	2,706	222,136
Boise Cascade Co.	3,612	372,180
†GMS, Inc.	16,204	1,036,570
Herc Holdings, Inc.	3,269	388,815
†MRC Global, Inc.	31,701	324,935
†NOW, Inc.	63,559	754,445
Rush Enterprises, Inc. Class A	19,346	789,897
†Titan Machinery, Inc.	5,518	146,668
Veritiv Corp.	2,905	490,655
WESCO International, Inc.	6,579	946,192
		6,727,123
Water Utilities–0.25%
American States Water Co.	5,166	406,461
		406,461
Wireless Telecommunication Services–0.06%
†Gogo, Inc.	7,942	94,748
		94,748
Total Common Stock (Cost $143,208,125)		155,385,600
RIGHTS–0.03%
=†Contra Aduro Biotech, Inc.	20,960	55,125
Total Rights (Cost $53,217)		55,125

MONEY MARKET FUND–2.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	3,569,607	3,569,607
Total Money Market Fund (Cost $3,569,607)		3,569,607

LVIP JPMorgan Small Cap Core Fund–7

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.72% (Cost $146,830,949)	$159,010,332
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	439,412
NET ASSETS APPLICABLE TO 8,913,559 SHARES OUTSTANDING–100.00%	$159,449,744

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
42	E-mini Russell 2000 Index	$3,777,060	$3,918,059	12/15/23	$—	$(140,999)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP JPMorgan Small Cap Core Fund–8

LVIP JPMorgan Small Cap Core Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Small Cap Core Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Small Cap Core Fund–9

LVIP JPMorgan Small Cap Core Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$155,385,600	$—	$—	$155,385,600
Rights	—	—	55,125	55,125
Money Market Fund	3,569,607	—	—	3,569,607
Total Investments	$158,955,207	$—	$55,125	$159,010,332
Derivatives:

Liabilities:
Futures Contract	$(140,999)	$—	$—	$(140,999)
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Prior to May 1, 2023, the Predecessor Fund invested in Underlying Funds which were considered to be affiliates. The Underlying Funds' distributions were reinvested into the Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-0.00%@
Money Market Funds-0.00%@
×JPMorgan Securities Lending Money Market Fund Agency SL Class Shares	$2,692,687	$7,283	$2,699,970	$1,823	$(1,823)	$—	—	$—	$—
×JPMorgan U.S. Government Money Market Fund Class IM Shares	2,102,228	5,641,053	7,743,282	—	—	—	—	6,529	—
×JPMorgan U.S. Government Money Market Fund Class Institutional Shares	4,779,062	12,115,906	16,894,968	—	—	—	—	41,417	—
Total	$9,573,977	$17,764,242	$27,338,220	$1,823	$(1,823)	$—		$47,946	$—

@ As a percentage of Net Assets as of September 30, 2023.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
LVIP JPMorgan Small Cap Core Fund–10